Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions and balances
Schedule of name of related parties and relationship with the Group

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
Hopeful Tourism Limited (“Caissa", a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a principal shareholder of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	two board directors of the Group
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder of the Group

Schedule of balance with related parties

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	23,759	13,977	2,142
Amounts due from JD	3,685	1,644	252
Amounts due from HNA Tourism (i)	37,664	—	—
Amounts due from Caissa	—	8,292	1,271
Total	65,108	23,913	3,665

Non-Current:
Long-term amounts due from HNA Tourism	557,582	—	—
Total	557,582	—	—

Current:
Amounts due to Trip.com	27,128	18,240	2,795
Amounts due to JD	136	112	17
Amounts due to HNA Tourism (i)	2,491	746	114
Amounts due to Caissa	—	1,936	298
Total	29,755	21,034	3,224